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                             UNITED STATES              OMB APPROVAL
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                   SECURITIES AND EXCHANGE COMMISSION   OMB Number: 3235-0456
                         Washington, D.C. 20549         Expires: August 31, 2000
                                                        Estimated average burden
                               FORM 24F-2               hours per response.....1
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                    ANNUAL NOTICE OF SECURITIES SOLD
                         PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.

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1.   Name and address of issuer:
                                     Norwest Advantage Funds
                                     Two Portland Square
                                     Portland, Maine 04101


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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the
      issuer, check the box but do not list series or classes):     [   ]
Performa Disciplined Growth Fund                 Performa Small Cap Value Fund
Small Company Growth Fund                        Large Company Growth Fund
Index Fund                                       Income Equity Fund
International Fund                               Growth Equity Fund
Diversified Equity Fund                          Strategic Income Fund
Moderate Balanced Fund                           Growth Balanced Fund
Small Cap Opportunities Fund                     Aggressive Balanced-Equity Fund
Diversified Small Cap Fund
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3.   Investment Company Act File Number:    811-4881

     Securities Act File Number:            33-9645



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4(a).  Last day of fiscal year for which this Form is filed:

                                     September 30,1999



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4(b).  [  ]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
             (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.



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4(c).  [ x ]  Check box if this is the last time the issuer will be filing this
              Form.


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5.  Calculation of registration fee:

     (i)     Aggregate sale price of securities sold during the
              fiscal year pursuant to section 24(f):              $1,452,429,785
                                                        ------------------------

     (ii)    Aggregate price of securities redeemed or
              repurchased during the fiscal year:                 $1,424,822,854
                                                           ---------------------

     (iii)   Aggregate price of securities redeemed
              or repurchased during any prior fiscal year ending no
              earlier than October 11, 1995 that were not
              previously used to reduce registration fees payable
              to the Commission:                                              $0
                                                           ---------------------

     (iv)   Total available redemption credits         -          $1,424,822,854
            [add items 5(ii) and 5(iii)]                ------------------------

     (v)    Net sales -- if Item 5(i) is greater than Item 5(iv)
             [subtract Item 5(iv) from Item 5(i)]:                   $27,606,931
                                                        ------------------------

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     (vi)   Redemption credits available for use in future years              $0
                                                           ---------------------
              -- if Item 5(i) is less than Item 5(iv) [subtract Item
             5(iv) from Item 5(i)]:

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     (vii)  Multiplier for determining registration fee (See
              Instruction C.9):                                x         .000264
                                                        ------------------------

     (viii)  Registration fee due [multiply Item 5(v) by Item
               5(vii)]  (enter "0" if no fee is due):  =                  $7,288
                                                        ========================


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6.  Prepaid Shares

     If the of response to Item 5(i) was determined by deducting an amount securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

                                               Not applicable

     If there is a number of shares or other units that were registered pursuant of rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

                                               Not applicable


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7.  Interest due -- if this Form is being filed more than 90 days after  the end of the issuer's fiscal year (see Instruction D):

                                                       +                      $0
                                                        ------------------------

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8.  Total of the amount of the registration fee due plus any interest  due [line
5(viii) plus line 7]:

                                                       =                  $7,288
                                                        ------------------------



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9.  Date the registration fee and any interest payment was sent to the
    Commission's lockbox depository: December 23, 1999

    Method of Delivery:
                                     [ X ]    Wire Transfer
                                     [   ]    Mail or other means


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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/   David I. Goldstein
                                     -----------------------------------
                                     David I. Goldstein
                                     Vice President and Secretary

Date: December 28, 1999

*Please print the name and title of the signing officer below the signature.




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